Revenue	12 Months Ended
Dec. 31, 2022
Revenue [Abstract]
REVENUE

NOTE 3 — REVENUE

Disaggregated Revenues

We disaggregate our revenue from contracts with customers by contract type. The following tables provide information about disaggregated revenue for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022		2021
Revenue by Contract Type
Fixed price	$80,801	94%	$68,487	94%
Time and materials	5,145	6%	4,063	6%
Total	$85,946	100%	$72,550	100%

Contract Assets and Liabilities

Contract assets primarily relate to deferred contract costs for subcontracted launch services, as well as work completed not yet billed for performance obligations that are satisfied over time. Deferred contract costs and unbilled receivables are recorded contract assets on our consolidated balance sheets. Contract assets related to deferred contract costs are amortized straight-line across the life of the long-term service arrangement. Contract assets related to work completed for performance obligations that are satisfied over time are transferred to receivables when the right to consideration becomes unconditional. Contract liabilities relate to billings or consideration received in advance of performance (obligation to transfer goods or services to a customer) under the contract as well as provisions for loss contracts. Contract liabilities are recognized as revenue when the performance obligation has been performed. Current deferred revenue and provisions for loss contracts are recorded in current contract liabilities on our consolidated balance sheets. Long-term deferred revenue and provisions for loss contracts are recorded in long-term contract liabilities on our consolidated balance sheets.

The following table presents contract assets as of December 31, 2022 and December 31, 2021 (in thousands):

	December 31, 2022	December 31, 2021
Contract Assets
Deferred contract costs	$6,633	$1,800
Unbilled receivables	347	44
Total	$6,979	$1,844

For the years ended December 31, 2022 and 2021, amortization expense associated with deferred contract costs for subcontracted launch services is recorded in cost of services and was $43.3 million and $45.7 million, respectively.

The following table presents contract liabilities as of December 31, 2022 and December 31, 2021 (in thousands):

	December 31, 2022	December 31, 2021
Contract Liabilities
Contract liabilities – current
Deferred revenue	$39,831	$31,644
Contract loss provision	10,120	12,001
Accrued launch costs	6,705	5,984
Total contract liabilities – current	56,656	49,629
Contract liabilities – long-term
Contract loss provision	2,188	10,530
Total contract liabilities – long-term	2,188	10,530
Total contract liabilities	$58,844	$60,159

Revenue recognized from amounts included in contract liabilities at the beginning of the period was $31.4 million and $30.5 million during the years ended December 31, 2022 and 2021, respectively.

Loss Contracts

Contract losses are a result of constraining variable consideration and estimated contract costs exceeding current contract price. The Company experiences favorable or unfavorable changes to contract losses from time to time due to changes in estimated contract costs and modifications that result in changes to contract price. In the year ended December 31, 2022 and 2021, we recorded $(9.3) million and $31.5 million in cumulative (favorable) and unfavorable changes, respectively, related to contracts with customers.

As of December 31, 2022, the status of these loss contracts were as follows:

(1)    The first contract, for commercial lunar payload services, became a loss contract in 2019 due to the constraint of variable consideration. Variable consideration has been constrained to $0 from a total potential amount of $8.1 million. For the years ended December 31, 2022, and 2021, changes in contract price and estimated contract costs resulted in (favorable) and unfavorable changes of $(11.1) million and $11.7 million, respectively. As of December 31, 2022, and 2021, this contract was approximately

96% complete and 83% complete, respectively. The contract is anticipated to be 100% complete as of March 2023. As of December 31, 2022 and 2021, the reserve for estimated contract losses recorded in other current liabilities in our consolidated balance sheets was $0.4 million and $3.9 million, respectively.

(2)    The second contract, for commercial lunar payload services, became a loss contract in 2021 due to the constraint of variable consideration and estimated contract costs exceeding current contract price. Variable consideration has been constrained to $0 from a total potential amount of $7.8 million. For the years ended December 31, 2022, and 2021, changes in estimated contract costs resulted in (favorable) and unfavorable changes of $(4.7) million and $19.3 million, respectively. As of December 31, 2022, and 2021, this contract was approximately 32.5% complete and 4% complete, respectively. The contract is anticipated to be 85% complete and 100% complete as of December 2023 and 2024, respectively. As of December 31, 2022 and 2021, the reserve for estimated contract losses recorded in other current liabilities in our consolidated balance sheets was $9.9 million and $18.5, respectively.

(3)    The third contract, for commercial lunar payload services, became a loss contract in 2022 due to the constraint of variable consideration and estimated contract costs exceeding current contract price. Variable consideration has been constrained to $0 from a total potential amount of $8.4 million. For the years ended December 31, 2022, and 2021, changes in estimated contract costs resulted in an additional $6.0 million and $0 contract loss, respectively. As of December 31, 2022 this contract was approximately 69.1% complete. The contract is anticipated to be 100% complete as of May 2024. As of December 31, 2022, the reserve for estimated contract losses recorded in other current liabilities in our consolidated balance sheet was $1.9 million.

•        The remaining loss contracts are individually and collectively immaterial.

Remaining Performance Obligations

Remaining performance obligations represent the remaining transaction price of firm orders for which work has not been performed and excludes unexercised contract options. As of December 31, 2022, the aggregate amount of the transaction price allocated to remaining fixed price performance obligations was $101.4 million. The Company expects to recognize revenue on approximately 80-85% of the remaining performance obligations over the next 12 months, 15-20% recognized in 2024 and the remaining thereafter. Remaining performance obligations do not include variable consideration that was determined to be constrained as of December 31, 2022.

For time and materials contracts, we have adopted the practical expedient that allows us to recognize revenue based on our right to invoice; therefore, we do not report unfulfilled performance obligations for time and materials agreements.